UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Greater China Opportunities Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 99.1%		$58,492,591
(Cost $39,814,344)
China 55.7%		32,897,001
58.com, Inc., ADR (A)	4,492	302,132
Alibaba Group Holding, Ltd., ADR (A)	28,870	5,405,328
Ascletis Pharma, Inc. (A)(B)(C)	87,000	155,178
Baidu, Inc., ADR (A)	1,448	357,917
China Animal Healthcare, Ltd. (A)(C)	1,590,000	119,518
China CITIC Bank Corp., Ltd., H Shares	851,000	547,724
China Construction Bank Corp., H Shares	2,539,000	2,321,365
China Longyuan Power Group Corp., Ltd., H Shares	588,000	547,688
China Molybdenum Company, Ltd., H Shares	720,000	368,809
China National Building Material Company, Ltd., H Shares	816,000	888,337
China Oilfield Services, Ltd., H Shares	390,000	356,634
China Petroleum & Chemical Corp., H Shares	1,026,000	986,235
CNOOC, Ltd.	805,000	1,348,655
ENN Energy Holdings, Ltd.	120,000	1,220,126
Fosun International, Ltd.	340,000	623,377
Geely Automobile Holdings, Ltd.	219,000	502,268
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	130,000	553,922
Hope Education Group Company, Ltd. (A)(B)(C)	650,000	159,000
Huifu Payment, Ltd. (A)(B)	308,800	199,072
Industrial & Commercial Bank of China, Ltd., H Shares	2,764,500	2,054,476
iQIYI, Inc., ADR (A)	22,885	732,778
Lenovo Group, Ltd.	474,000	263,602
Microport Scientific Corp.	656,000	758,144
Minth Group, Ltd.	148,000	558,435
New China Life Insurance Company, Ltd., H Shares	146,400	675,872
New Oriental Education & Technology Group, Inc., ADR	6,000	516,240
Ping An Insurance Group Company of China, Ltd., H Shares	251,000	2,336,630
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	198,500	949,550
Sinopec Engineering Group Company, Ltd., H Shares	318,500	324,485
Tencent Holdings, Ltd.	118,000	5,370,699
Vipshop Holdings, Ltd., ADR (A)	45,478	438,863
Weibo Corp., ADR (A)	11,528	953,942
Hong Kong 19.9%		11,753,857
AIA Group, Ltd.	244,400	2,139,369
BOC Hong Kong Holdings, Ltd.	184,000	893,037
China Everbright Greentech, Ltd. (B)	757,000	772,836
China Overseas Land & Investment, Ltd.	292,000	919,925
CK Asset Holdings, Ltd.	113,080	866,022
Galaxy Entertainment Group, Ltd.	96,000	773,436
Hong Kong Exchanges & Clearing, Ltd.	44,000	1,303,964
Kingboard Laminates Holdings, Ltd.	231,000	277,226
New World Development Company, Ltd.	511,000	728,636
Shangri-La Asia, Ltd.	290,000	475,929
Sun Art Retail Group, Ltd.	912,500	1,166,479
Swire Properties, Ltd.	213,200	839,654
Wharf Real Estate Investment Company, Ltd.	82,000	597,344
Taiwan 22.7%		13,390,725
Asia Cement Corp.	219,000	292,512
China Development Financial Holding Corp.	2,505,000	917,616
Far Eastern New Century Corp.	246,000	262,691
2	JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
FIT Hon Teng, Ltd. (B)	1,335,000	$568,281
Formosa Chemicals & Fibre Corp.	187,000	737,740
Formosa Petrochemical Corp.	90,000	354,720
Global Unichip Corp.	42,000	456,654
Globalwafers Company, Ltd.	55,000	931,057
Gourmet Master Company, Ltd.	16,496	148,751
Largan Precision Company, Ltd.	1,000	168,386
MediaTek, Inc.	57,000	474,049
Micro-Star International Company, Ltd.	71,000	244,200
Ruentex Industries, Ltd.	257,000	492,879
Taiwan Semiconductor Company, Ltd.	72,000	198,052
Taiwan Semiconductor Manufacturing Company, Ltd.	677,089	5,413,809
Taiwan Union Technology Corp.	121,000	465,869
TCI Company, Ltd.	35,291	670,372
Vanguard International Semiconductor Corp.	136,000	347,766
Yageo Corp.	9,584	245,321
United States 0.8%		451,008
Bizlink Holding, Inc.	70,432	451,008
Total investments (Cost $39,814,344) 99.1%		$58,492,591
Other assets and liabilities, net 0.9%		550,272
Total net assets 100.0%		$59,042,863

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The fund had the following sector composition as a percentage of net assets on 7-31-18:

Information technology	39.6%
Financials	22.3%
Consumer discretionary	6.9%
Real estate	6.7%
Energy	5.2%
Utilities	4.3%
Health care	4.3%
Materials	3.8%
Consumer staples	3.1%
Industrials	2.9%
Other assets and liabilities, net	0.9%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
China	$32,897,001	$8,707,200	$23,756,105	$433,696
Hong Kong	11,753,857	—	11,753,857	—
Taiwan	13,390,725	—	13,390,725	—
United States	451,008	—	451,008	—
Total investments in securities	$58,492,591	$8,707,200	$49,351,695	$433,696

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	08Q3	07/18
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.		9/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 17, 2018